Employee Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans Defined Benefit [Member] | U.S.
Net periodic benefit cost of all defined benefit plans
Service cost	$ 79	$ 83	$ 89
Interest cost	79	99	118
Expected return on plan assets	(74)	(114)	(132)
Amortization of prior service cost (credit)	0	0	4
Recognized net actuarial loss (gain)	54	53	69
Pension settlement losses	62	196	131
Net periodic benefit cost	200	317	279
Pension Plans Defined Benefit [Member] | Foreign Plan [Member]
Net periodic benefit cost of all defined benefit plans
Service cost	69	81	77
Interest cost	97	107	103
Expected return on plan assets	(138)	(155)	(158)
Amortization of prior service cost (credit)	(2)	(5)	(6)
Recognized net actuarial loss (gain)	32	31	50
Pension settlement losses	0	0	0
Net periodic benefit cost	58	59	66
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net periodic benefit cost of all defined benefit plans
Service cost	1	1	2
Interest cost	8	8	9
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(33)	(35)	(36)
Recognized net actuarial loss (gain)	(2)	(1)	(3)
Pension settlement losses	0	0	0
Net periodic benefit cost	$ (26)	$ (27)	$ (28)